Application of new and revised international financial reporting standards - Summary of Non Mandatory standards and interpretations issued by IASB (Detail)	12 Months Ended
Dec. 31, 2022
IFRS 17
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	IFRS 17 – Insurance Contracts
Date by which application of new IFRS is required	Jan. 01, 2023
Amendment To IAS 1 IFRS Practice Statement 2
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 1, Presentation of Financial Statements, and IFRS Practice Statement 2, Making Materiality Judgements
Date by which application of new IFRS is required	Jan. 01, 2023
Amendment To IAS 8
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Definition of Accounting Estimates (Amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors)
Date by which application of new IFRS is required	Jan. 01, 2023
Amendment To IAS 12
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 12 – Income Taxes
Date by which application of new IFRS is required	Jan. 01, 2023
Amendment to IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendment to IFRS 16 – Leases on sale and leaseback
Date by which application of new IFRS is required	Jan. 01, 2024
Amendment o IAS 1
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendment to IAS 1 – Presentation of Financial Statements (Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants)
Date by which application of new IFRS is required	Jan. 01, 2024